Equity Plans and Related Equity Activities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Summary of Stock Based Compensation Expense Related To Stock Options Granted	The following table illustrates stock-based compensation expense related to equity awards granted under the Plans and ESPP recognized for years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$583	$292
General and administrative	1,300	851

Total stock-based compensation	$1,883	$1,143

Summary of Assumptions for Stock Options and ESPP
In determining the fair value of the stock options granted and ESPP, we used the Black-Scholes option-pricing model and the following assumptions:

	Year Ended December 31,
	2022	2021
Option Grants:
Expected term (years)	5.00 - 6.06	5.62 - 10.00
Expected volatility	71% - 86%	88%
Risk-free interest rate	0.53% - 4.07%	0.60% - 1.20%
Expected dividend	0%	0%
ESPP:
Expected term (years)	0.50 - 2.00
Expected volatility	83% - 93%
Risk-free interest rate	4.37% - 4.60%
Expected dividend	0%

Summary of Equity Plans Activities
The following table summarizes the activities under the Plans (in thousands, except share and per share amounts):

	Awards Available to Grant	Number of Awards Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	888,435	3,536,715	$2.71
Shares authorized added to 2022 Plan	2,573,405
Shares not return ed to plan	(913,842)
Options Granted	(2,097,010)	2,097,010	$3.18
Options Exercised	—	(75,550)	$1.45
Options Cancelled	839,156	(839,156)	$2.43
Restricted stock awards granted	(23,518)	23,518	$—
Restricted stock awards vested	—	(23,518)	$—
Restricted stock units granted	(243,618)	243,618	$—
Restricted stock units vested	—	(80,668)	$—
Restricted stock units forfeited	42,415	(42,415)	$—

Outstanding at December 31, 2022	1,065,423	4,839,554	$2.91	6.66	$82

Vested and exercisable at December 31, 2022		2,685,009	$2.75	4.41	$—

Vested and expected to vest at December 31, 2022		4,824,187	$2.91	6.65	$82

Summary of Outstanding Options
The following table summarizes information about our outstanding options as of December 31, 2022 by range of exercise prices and excludes the 120,535 shares of restricted stock units outstanding as of December 31,
2022:

	Awards Outstanding			Awards Exercisable
Range of Exercise Price	Number of Awards	Weighted- Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share	Number of Awards	Weighted- Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share
$ 1.27 to $2.65	3,103,997	6.12	$2.08	1,692,935	3.09	$1.68
$3.03 to $4.79	1,384,481	7.55	$4.38	820,036	6.72	$4.13
$6.54 to $7.62	230,541	6.83	$6.84	172,038	6.40	$6.69

	4,719,019	6.58	$2.99	2,685,009	4.41	$2.75